Interest in Associates - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Interest in associates	¥ 3,031	¥ 2,590
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Interest in associates	3,031	2,590	¥ 1,995
Aggregate amounts of the Group's share of Profit from continuing operations	431	509	460
Aggregate amounts of the Group's share of other comprehensive income	2	(2)	(7)
Aggregate amounts of the Group's share of total comprehensive income	¥ 433	¥ 507	¥ 453